N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 206
Entity Central Index Key	0001397940
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	There is no contingent withdrawal charge if you surrender or withdraw money from the contract. For additional information about charges see “Charges and expenses” in the Prospectus.

Transaction Charges
You will be charged an annuity administrative charge of $350 and may be charged a tax related charge if you annuitize under the contract. In addition you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
The following tables describe the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract fee (1)	0.49%	1.01%
Investment options (2) (Portfolio fees and expenses)	0.13%	2.99%
Record maintenance and report fee (3) , (4)	$12.00	$12.00

(1)  Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2023 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2022.

(2)  Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.

(3)  We deduct this fee on a quarterly basis at the rate of $3.00 per participant.

(4)  For Investment Only retirement arrangements, the fee is $1.00 per quarter.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $599	Highest Annual Cost $3,236
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Base Contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Base Contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Charges for Early Withdrawals [Text Block]	There is no contingent withdrawal charge if you surrender or withdraw money from the contract. For additional information about charges see “Charges and expenses” in the Prospectus.
Transaction Charges [Text Block]
You will be charged an annuity administrative charge of $350 and may be charged a tax related charge if you annuitize under the contract. In addition you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” “Charges and expenses” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.49%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.01%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2023 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2022.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.99%	[2]
Investment Options Footnotes [Text Block]	Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
Lowest and Highest Annual Cost [Table Text Block]

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $599	Highest Annual Cost $3,236
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Base Contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Base Contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 599
Highest Annual Cost [Dollars]	$ 3,236
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.
For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” in “Program Investment options” and Appendix: Portfolio Companies Available Under the Contract in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in the Prospectus. We reserve the right to remove or substitute Portfolios as investment options.

For additional information about the investment options see “Investment options” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. The minimum loan amount and maximum loan amount is determined by your employer plan. The maximum amount of a loan is also limited by federal tax rules. Any interest charged on participant loans is determined by the employer plan.

See “Participant Loans” in “Benefits Available Under the Contract” later in this Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some employees may receive incentive compensation for performing marketing and service functions under the contract.

For additional information about compensation see “Distribution of the contracts” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when enrolling in, owning, or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, make certain withdrawals, or purchase an annuity payout option. State premium taxes may also be deducted.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

Withdrawal Charge	None

Transfer Fee	None

The next table describes the fees and expenses that you will pay each yea
r during the time that you own the contract (not including underlying Trust portfolio fees and expenses).

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage) (1)	1.01%

(1)
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2023 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31,

The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. A complete list of portfolios available under the contact, including their annual expenses, may be found at the back of this document.
See
“APPENDIX: Portfolio Companies Available Under the Contract.”

Annual Portfolio Expenses

	Minimum	Maximum

(expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) (1)	0.13%	2.99%

(1)	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.

Example

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 206 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051
If you annuitize at the end of the applicable time period:	1 year $4,418	3 years $12,609	5 years $20,940	10 years $42,401
If you do not surrender your contract:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051

Transaction Expenses [Table Text Block]

The first table describes fees and expenses that you will pay at the time that you purchase the contract, make certain withdrawals, or purchase an annuity payout option. State premium taxes may also be deducted.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

Withdrawal Charge	None

Transfer Fee	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Other Transaction Fee, Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each yea
r during the time that you own the contract (not including underlying Trust portfolio fees and expenses).

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage) (1)	1.01%

(1)
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2023 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31,

Base Contract Expense (of Average Account Value), Current [Percent]	1.01%	[3]
Base Contract Expense, Footnotes [Text Block]	Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2023 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31,
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. A complete list of portfolios available under the contact, including their annual expenses, may be found at the back of this document.
See
“APPENDIX: Portfolio Companies Available Under the Contract.”

Annual Portfolio Expenses

	Minimum	Maximum

(expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) (1)	0.13%	2.99%

(1)	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) (1)
Portfolio Company Expenses Minimum [Percent]	0.13%	[4]
Portfolio Company Expenses Maximum [Percent]	2.99%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.
Surrender Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 206 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051
If you annuitize at the end of the applicable time period:	1 year $4,418	3 years $12,609	5 years $20,940	10 years $42,401
If you do not surrender your contract:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051

Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,068
Surrender Expense, 3 Years, Maximum [Dollars]	12,259
Surrender Expense, 5 Years, Maximum [Dollars]	20,590
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,051
Annuitize Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 206 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051
If you annuitize at the end of the applicable time period:	1 year $4,418	3 years $12,609	5 years $20,940	10 years $42,401
If you do not surrender your contract:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,418
Annuitized Expense, 3 Years, Maximum [Dollars]	12,609
Annuitized Expense, 5 Years, Maximum [Dollars]	20,940
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,401
No Surrender Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 206.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 206 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051
If you annuitize at the end of the applicable time period:	1 year $4,418	3 years $12,609	5 years $20,940	10 years $42,401
If you do not surrender your contract:	1 year $4,068	3 years $12,259	5 years $20,590	10 years $42,051

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,068
No Surrender Expense, 3 Years, Maximum [Dollars]	12,259
No Surrender Expense, 5 Years, Maximum [Dollars]	20,590
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,051
Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract
The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the investment options. If the Funds you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Funds in which you invest. We do not guarantee the investment results of any Fund. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to income tax and may be subject to tax penalties if taken before age 59 1/2. Withdrawals will reduce your account value. Certain withdrawals may also terminate your contract.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits Available Under the Contract

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• The contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Loans	Loans may be available to participants	Optional	Any fees or interest are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax laws and ERISA.

Participant loans

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Retirement Plan Account Managers. The number of plan loans outstanding are subject to the terms of the employer’s plan.

Loans are subject to restrictions under federal tax laws and ERISA, and are also subject to the limits of the plan. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The loan amount will not earn interest under the contract while the loan is outstanding, and you may be charged interest as set by the employer plan. The participant must pay the interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. No participant who has defaulted on a loan under the employer plan shall be granted any additional loans under this plan. Interest paid on a retirement plan loan is not deductible.

Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• The contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Loans	Loans may be available to participants	Optional	Any fees or interest are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax laws and ERISA.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix : Portfolio Companies Available Under the Contract

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147067. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Asset Allocation	1290 Retirement 2020 Δ - Equitable Investment Management, LLC (“EIM”)	0.65	%^	-12.98%	2.74%	—
Asset Allocation	1290 Retirement 2025 Δ - EIM	0.65	%^	-13.41%	3.21%	—
Asset Allocation	1290 Retirement 2030 Δ - EIM	0.65	%^	-13.66%	3.56%	—
Asset Allocation	1290 Retirement 2035 Δ - EIM	0.65	%^	-13.71%	3.87%	—
Asset Allocation	1290 Retirement 2040 Δ - EIM	0.65	%^	-13.67%	4.47%	—
Asset Allocation	1290 Retirement 2045 Δ - EIM	0.65	%^	-13.79%	4.62%	—
Asset Allocation	1290 Retirement 2050 Δ - EIM	0.65	%^	-13.76%	4.81%	—
Asset Allocation	1290 Retirement 2055 Δ - EIM	0.65	%^	-14.06%	4.93%	—
Asset Allocation	1290 Retirement 2060 Δ - EIM	0.65	%^	-13.93%	5.29%	—
Equity	1290 VT Equity Income - Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.70	%^	3.36%	6.67%	9.92%
Specialty	1290 VT GAMCO Mergers & Acquisitions - EIMG; GAMCO Asset Management, Inc.	1.04	%^	-5.78%	1.58%	3.78%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc.	0.80%		-10.45%	5.24%	9.72%
Equity	1290 VT SmartBeta Equity ESG - EIMG; AXA Investment Managers US Inc.	0.85	%^	-14.35%	7.10%	—
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.66%		-28.28%	5.56%	9.80%
Asset Allocation	EQ/Aggressive Allocation † - EIMG	0.90%		-18.16%	4.90%	8.04%
Asset Allocation	EQ/All Asset Growth Allocation (1) - EIMG	0.99%		-14.24%	3.50%	5.54%
Equity	EQ/ClearBridge Large Cap Growth ESG - EIMG; ClearBridge Investments, LLC	0.75	%^	-31.92%	7.58%	10.46%
Asset Allocation	EQ/Conservative Allocation † - EIMG	0.75	%^	-12.42%	0.96%	2.05%
Asset Allocation	EQ/Conservative-Plus Allocation † - EIMG	0.83%		-14.40%	2.12%	3.76%
Fixed Income	EQ/Core Bond Index - EIMG; SSGA Funds Management, Inc.	0.40	%^	-8.55%	0.44%	0.75%
Fixed Income	EQ/Core Plus Bond - EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.68	%^	-12.83%	1.15%	1.31%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein L.P.	0.29	%^	-18.33%	9.08%	12.16%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Equity	EQ/Global Equity Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.85	%^	-20.78%	3.13%	6.46%
Equity	EQ/International Core Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.83%		-13.88%	1.59%	3.87%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	0.75	%^	0.78%	8.02%	—
Equity	EQ/Janus Enterprise - EIMG; Janus Henderson Investors US LLC	0.80%		-16.39%	9.47%	9.73%
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.71%		0.45%	8.41%	12.66%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.47%		-29.38%	10.43%	13.54%
Equity	EQ/Large Cap Growth Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.62%		-30.39%	8.41%	12.45%
Equity	EQ/Large Cap Value Managed Volatility † - EIMG; AllianceBernstein L.P.	0.61%		-11.36%	5.94%	9.74%
Equity	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85	%^	-15.02%	4.56%	6.30%
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.41	%^	-13.37%	6.25%	10.29%
Equity	EQ/Mid Cap Value Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.70%		-14.38%	4.89%	9.23%
Asset Allocation	EQ/Moderate Allocation † - EIMG	0.83%		-15.24%	2.58%	4.51%
Asset Allocation	EQ/Moderate-Plus Allocation † - EIMG	0.87%		-16.86%	3.83%	6.34%
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	1.02	%^	-15.97%	0.78%	—
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.38%		-19.55%	4.45%	9.05%
Equity	EQ/T. Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	0.75	%^	-38.48%	4.49%	10.91%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio - EIMG	0.85	%^	-12.17%	4.59%	5.16%
Fixed Income	Multimanager Core Bond - EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.60	%^	-12.47%	-0.18%	0.72%
Specialty	Multimanager Technology - EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.00	%^	-37.13%	10.64%	15.37%
Asset Allocation	Target 2015 Allocation * - EIMG	0.85	%^	-13.93%	2.31%	4.40%
Asset Allocation	Target 2025 Allocation * - EIMG	0.85	%^	-15.03%	3.63%	6.17%
Asset Allocation	Target 2035 Allocation * - EIMG	0.81%		-16.10%	4.53%	7.24%
Asset Allocation	Target 2045 Allocation * - EIMG	0.81%		-16.58%	5.05%	8.01%
Asset Allocation	Target 2055 Allocation * - EIMG	0.85	%^	-17.40%	5.56%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*	This variable investment option was closed to contributions on or about July 12, 2018.
(1)	The “All Asset” Portfolios.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio - Vanguard Fixed Income Group	0.14%	-13.21%	-0.10%	0.92%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio - Vanguard Equity Index Group	0.13%	-19.59%	8.55%	11.92%

Prospectuses Available [Text Block]	The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147067. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Asset Allocation	1290 Retirement 2020 Δ - Equitable Investment Management, LLC (“EIM”)	0.65	%^	-12.98%	2.74%	—
Asset Allocation	1290 Retirement 2025 Δ - EIM	0.65	%^	-13.41%	3.21%	—
Asset Allocation	1290 Retirement 2030 Δ - EIM	0.65	%^	-13.66%	3.56%	—
Asset Allocation	1290 Retirement 2035 Δ - EIM	0.65	%^	-13.71%	3.87%	—
Asset Allocation	1290 Retirement 2040 Δ - EIM	0.65	%^	-13.67%	4.47%	—
Asset Allocation	1290 Retirement 2045 Δ - EIM	0.65	%^	-13.79%	4.62%	—
Asset Allocation	1290 Retirement 2050 Δ - EIM	0.65	%^	-13.76%	4.81%	—
Asset Allocation	1290 Retirement 2055 Δ - EIM	0.65	%^	-14.06%	4.93%	—
Asset Allocation	1290 Retirement 2060 Δ - EIM	0.65	%^	-13.93%	5.29%	—
Equity	1290 VT Equity Income - Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.70	%^	3.36%	6.67%	9.92%
Specialty	1290 VT GAMCO Mergers & Acquisitions - EIMG; GAMCO Asset Management, Inc.	1.04	%^	-5.78%	1.58%	3.78%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc.	0.80%		-10.45%	5.24%	9.72%
Equity	1290 VT SmartBeta Equity ESG - EIMG; AXA Investment Managers US Inc.	0.85	%^	-14.35%	7.10%	—
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.66%		-28.28%	5.56%	9.80%
Asset Allocation	EQ/Aggressive Allocation † - EIMG	0.90%		-18.16%	4.90%	8.04%
Asset Allocation	EQ/All Asset Growth Allocation (1) - EIMG	0.99%		-14.24%	3.50%	5.54%
Equity	EQ/ClearBridge Large Cap Growth ESG - EIMG; ClearBridge Investments, LLC	0.75	%^	-31.92%	7.58%	10.46%
Asset Allocation	EQ/Conservative Allocation † - EIMG	0.75	%^	-12.42%	0.96%	2.05%
Asset Allocation	EQ/Conservative-Plus Allocation † - EIMG	0.83%		-14.40%	2.12%	3.76%
Fixed Income	EQ/Core Bond Index - EIMG; SSGA Funds Management, Inc.	0.40	%^	-8.55%	0.44%	0.75%
Fixed Income	EQ/Core Plus Bond - EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.68	%^	-12.83%	1.15%	1.31%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein L.P.	0.29	%^	-18.33%	9.08%	12.16%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Equity	EQ/Global Equity Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.85	%^	-20.78%	3.13%	6.46%
Equity	EQ/International Core Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.83%		-13.88%	1.59%	3.87%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	0.75	%^	0.78%	8.02%	—
Equity	EQ/Janus Enterprise - EIMG; Janus Henderson Investors US LLC	0.80%		-16.39%	9.47%	9.73%
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.71%		0.45%	8.41%	12.66%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.47%		-29.38%	10.43%	13.54%
Equity	EQ/Large Cap Growth Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.62%		-30.39%	8.41%	12.45%
Equity	EQ/Large Cap Value Managed Volatility † - EIMG; AllianceBernstein L.P.	0.61%		-11.36%	5.94%	9.74%
Equity	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85	%^	-15.02%	4.56%	6.30%
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.41	%^	-13.37%	6.25%	10.29%
Equity	EQ/Mid Cap Value Managed Volatility † - EIMG; BlackRock Investment Management, LLC	0.70%		-14.38%	4.89%	9.23%
Asset Allocation	EQ/Moderate Allocation † - EIMG	0.83%		-15.24%	2.58%	4.51%
Asset Allocation	EQ/Moderate-Plus Allocation † - EIMG	0.87%		-16.86%	3.83%	6.34%
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	1.02	%^	-15.97%	0.78%	—
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.38%		-19.55%	4.45%	9.05%
Equity	EQ/T. Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	0.75	%^	-38.48%	4.49%	10.91%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio - EIMG	0.85	%^	-12.17%	4.59%	5.16%
Fixed Income	Multimanager Core Bond - EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.60	%^	-12.47%	-0.18%	0.72%
Specialty	Multimanager Technology - EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.00	%^	-37.13%	10.64%	15.37%
Asset Allocation	Target 2015 Allocation * - EIMG	0.85	%^	-13.93%	2.31%	4.40%
Asset Allocation	Target 2025 Allocation * - EIMG	0.85	%^	-15.03%	3.63%	6.17%
Asset Allocation	Target 2035 Allocation * - EIMG	0.81%		-16.10%	4.53%	7.24%
Asset Allocation	Target 2045 Allocation * - EIMG	0.81%		-16.58%	5.05%	8.01%
Asset Allocation	Target 2055 Allocation * - EIMG	0.85	%^	-17.40%	5.56%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*	This variable investment option was closed to contributions on or about July 12, 2018.
(1)	The “All Asset” Portfolios.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio - Vanguard Fixed Income Group	0.14%	-13.21%	-0.10%	0.92%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio - Vanguard Equity Index Group	0.13%	-19.59%	8.55%	11.92%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.
For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” in “Program Investment options” and Appendix: Portfolio Companies Available Under the Contract in the Prospectus.

Principal Risk [Text Block]

Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the investment options. If the Funds you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Funds in which you invest. We do not guarantee the investment results of any Fund. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Limitations on access to cash value through withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to income tax and may be subject to tax penalties if taken before age 59 1/2. Withdrawals will reduce your account value. Certain withdrawals may also terminate your contract.

Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

One Thousand Two Hundred Ninety Retirement Two Thousand Twenty [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2020	[5]
Portfolio Company Adviser [Text Block]	Equitable Investment Management, LLC (“EIM”)
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]	2.74%
One Thousand Two Hundred Ninety Retirement Two Thousand Twenty Five [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2025	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	3.21%
One Thousand Two Hundred Ninety Retirement Two Thousand Thirty [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2030	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
One Thousand Two Hundred Ninety Retirement Two Thousand Thirty Five [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2035	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.71%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
One Thousand Two Hundred Ninety Retirement Two Thousand Forty [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2040	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.67%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
One Thousand Two Hundred Ninety Retirement Two Thousand Forty Five [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2045	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.79%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
One Thousand Two Hundred Ninety Retirement Two Thousand Fifty [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2050	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.76%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
One Thousand Two Hundred Ninety Retirement Two Thousand Fifty Five [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2055	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(14.06%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
One Thousand Two Hundred Ninety Retirement Two Thousand Sixty [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 Retirement 2060	[5]
Portfolio Company Adviser [Text Block]	EIM
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	3.36%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	9.92%
One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.04%	[6]
Average Annual Total Returns, 1 Year [Percent]	(5.78%)
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	3.78%
One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.45%)
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	9.72%
One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(28.28%)
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	9.80%
EQ Aggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(18.16%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	8.04%
EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation	[8]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(14.24%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	5.54%
EQ ClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	(31.92%)
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	10.46%
EQ Conservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.42%)
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	2.05%
EQ Conservative Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	3.76%
EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.40%	[6]
Average Annual Total Returns, 1 Year [Percent]	(8.55%)
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	0.75%
EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.68%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.83%)
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	1.31%
EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.29%	[6]
Average Annual Total Returns, 1 Year [Percent]	(18.33%)
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	12.16%
EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(20.78%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	6.46%
EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.88%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.87%
EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	0.78%
Average Annual Total Returns, 5 Years [Percent]	8.02%
EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.39%)
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.73%
EQ JP Morgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	0.45%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	12.66%
EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(29.38%)
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	13.54%
EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(30.39%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	12.45%
EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(11.36%)
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	9.74%
EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	6.30%
EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.41%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.37%)
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	10.29%
EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.38%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	9.23%
EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(15.24%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.51%
EQ Moderate Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[7]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.34%
EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.02%	[6]
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	0.78%
EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(19.55%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	9.05%
EQ T Rowe Price Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	(38.48%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.17%)
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	5.16%
Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.60%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.47%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Wellington Management Company LLP
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	(37.13%)
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	15.37%
Target Two Thousand Fifteen Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Target Two Thousand Twenty Five Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(15.03%)
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	6.17%
Target Two Thousand And Thirty Five Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(16.10%)
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	7.24%
Target Two Thousand And Forty Five Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(16.58%)
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Target Two Thousand And Fifty Five Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(17.40%)
Average Annual Total Returns, 5 Years [Percent]	5.56%
Vanguard VIF Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Fixed Income Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Vanguard VIF Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• The contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
Participant Loans [Member]
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	Any fees or interest are determined by employer plan
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to participants
Optional Benefit [Flag]	true
Optional Benefit Expense, Footnotes [Text Block]	Any fees or interest are determined by employer plan
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax laws and ERISA.
Name of Benefit [Text Block]	Participant Loans

[1]	Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2023 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2022.
[2]	Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
[3]	Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2023 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31,
[4]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.
[5]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[6]	This Portfolio’s annual expenses reflect temporary fee reductions.
[7]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[8]	The “All Asset” Portfolios.
[9]	This variable investment option was closed to contributions on or about July 12, 2018.